Investment Risks - Short Term Investment Fund for Puerto Rico Residents, Inc.	Jun. 30, 2025
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Extension Risk. Extension risk is the risk that during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security.

Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities have many of the risks of traditional debt securities, such as credit, interest rate, prepayment and extension risks, but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Since a substantial portion of the assets of the Fund may be invested in mortgage-backed securities, the Fund may be subject to these risks and other risks related to such securities to a significant degree, which might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case. In addition, mortgage-backed or other securities issued or guaranteed by FNMA, FHLMC or a Federal Home Loan Bank are supported only by the credit of these entities and are not supported by the full faith and credit of the United States.

U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. government obligations, such as reaching the legislative “debt ceiling.” Such non‑payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Loss of Tax Benefits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Loss of Tax Benefits Risk. Shareholders of the Fund who cease to be Puerto Rico Individuals may lose certain tax benefits that had previously been available to them and Fund distributions will likely be taxable for such shareholders.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk is the risk that fixed income securities in the Fund’s portfolio will decline in price or that the issuer of a debt security (i.e., the borrower) will fail to make principal or interest payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investment will fall when interest rates rise and increase as interests rates fall. That is because the value of short-term instruments are generally expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Also, the Fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that the Fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the Fund’s income will tend to fall more slowly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment Risk. Prepayment risk is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, and the Fund may have to reinvest in lower yielding securities. This tendency of issuers to refinance debt with high interest rates during periods of declining interest rates may reduce the positive effect of declining interest rates on the market value of the Fund’s securities.

Investment and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment and Market Risk. The Fund’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including, among other things, (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. Because the Fund invests in investment securities, the Fund’s NAV may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Fund and you may lose money.
In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market, such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics, epidemics, recessions, or other events. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any bank or governmental agency.